UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Municipal Income Trust

SEMIANNUAL REPORT

April 30, 2011

MFM-SEM

MFS® MUNICIPAL INCOME TRUST

New York Stock Exchange Symbol: MFM

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	30.5%
Universities — Colleges	10.5%
Healthcare Revenue — Long Term Care	10.4%
Industrial Revenue — Airlines	6.2%
Tobacco	5.7%

Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	7.5%
A	10.7%
BBB	31.9%
BB	10.7%
B	6.6%
CCC	0.8%
CC	0.1%
Not Rated	19.7%
Cash & Other	2.8%

Portfolio facts (i)
Average Duration (d)	12.0
Average Effective Maturity (m)	18.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including preferred shares, as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since April 2006.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since July 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 141.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.7%
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	$3,000,000	$3,075,140
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,303,397

		$4,378,537
General Obligations - General Purpose - 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$870,000	$962,881

General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$270,000	$273,478
Guam Government, “A”, 7%, 2039	305,000	314,455

		$587,933
General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$151,352
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	172,683
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	320,000	83,741
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	437,046
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	393,807

		$1,238,629
Healthcare Revenue - Hospitals - 43.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$501,354
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,461,040
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	793,022
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,337,415
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	609,577
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,313,829

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	$550,000	$414,304
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	670,000	622,129
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	182,134
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	80,894
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,019,593
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	274,037
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	88,498
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	785,000	773,029
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	199,722
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,019,440
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	704,167
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	797,028
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,150,000	1,035,713
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	549,140
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	255,000	263,718
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,335,951
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	135,000	131,126
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	435,000	418,000
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	375,000	362,445
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	927,728
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	218,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	$295,000	$245,649
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	591,376
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	664,735
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	385,000	302,853
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,033,499
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	929,030
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,099,203
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	969,844
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	1,000,000	1,078,290
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	841,340
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,643,273
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	331,927
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,071,268
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,033,647
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,775,405
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,478,371
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	91,014
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	86,291
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	490,428
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	180,000	147,213
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	261,322
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,020,000	970,346

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	$1,400,000	$1,336,244
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	925,000	768,407
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	260,000	219,716
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	798,206
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,006,025
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	1,872,620
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	832,932
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	191,657
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	940,654
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	417,065
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	90,000	91,599
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,092,873
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	945,947
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	116,326
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	461,045
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	145,000	148,860
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	2,999,610
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	92,989
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	345,074
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	410,000	408,815
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	533,826

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	$300,000	$252,705
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	150,388
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,127,718
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	255,000	238,236
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,664,917
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,655,643
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,597,650
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,975,000	1,902,616
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	765,000	765,023
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	420,000	358,768
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,669,418
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	543,011
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,812,080
Rutherford County, TN, Health & Educational Facilities Board Rev., 5%, 2040 (u)	12,500,000	12,442,375
Salida, CO, Hospital District Rev., 5.25%, 2036	1,674,000	1,372,496
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 12.861%, 2020 (c)(p)	600,000	603,324
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	115,000	109,851
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	673,075
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	198,927
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	339,368
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	403,845
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	1,455,000	1,399,768
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	206,882

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	$165,000	$149,855
South Carolina Jobs & Economic Development Authority (Bon Secours -St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	544,163
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	823,586
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2013 (c)	670,000	734,997
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	243,941
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	364,610
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	58,674
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	784,862
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	924,937
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	735,000	55,125
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,086,851
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,264,963
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	789,310
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	636,992
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	1,770,563
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	601,854
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	760,000	574,970
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,619,295
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,305,682
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,095,000	961,596
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,060,000
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	197,348

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2012 (c)	$360,000	$373,907
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	890,000	871,488
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	815,713
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,544,655
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,024,280
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	956,283
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	685,132
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	450,000	452,331
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	558,765

		$111,515,279
Healthcare Revenue - Long Term Care - 14.5%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$345,000	$288,941
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	884,955
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,445,000	2,806,676
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	403,301
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	258,880
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	143,806
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	169,367
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	160,000	168,328
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	136,725
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	555,000	483,777

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	$755,000	$588,779
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	312,878
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	929,120
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,189,738
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,343,272
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	804,600
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	312,900
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,020,540
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	278,867
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	816,250
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	161,648
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	117,724
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	305,396
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	526,175
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	483,599
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	320,131
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	812,022
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	483,450
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	607,720
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,091,286
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	369,303
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	409,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)	$343,000	$154,624
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	670
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,030,000	1,074,239
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	661,800
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	755,000	725,004
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	195,000	121,487
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	449,067
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	235,708
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	309,486
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	538,950
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	455,810
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,097,648
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	207,573
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	51,812
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	149,136
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	223,016
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,170,000	981,653
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	208,943
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	407,526
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	431,441
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	569,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	$215,000	$193,124
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	284,932
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	380,794
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	79,216
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	190,926
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	734,531
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	108,087
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	114,596
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	255,363
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	230,112
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,408,829
Sterling, IL (Hoosier Care), 7.125%, 2034	660,000	572,966
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	480,000	364,219
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	109,088
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	365,000	289,365
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	780,000	722,920
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,444,095
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	244,223
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	357,860
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	392,822
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	786,040
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	285,773

		$37,634,619

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 2.7%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$210,000	$115,500
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	325,000	178,750
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,275,000	1,281,146
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	437,490
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	328,118
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	941,259
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	114,979
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	532,902
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	794,600
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	966,212
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	100,000	100,038
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	968,280
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	165,000	165,837

		$6,925,111
Industrial Revenue - Airlines - 8.8%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$433,752
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	555,000	610,766
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	300,558
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	514,395
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,086,828
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,411,856
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	2,270,000	2,198,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	$385,000	$382,605
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	850,000	831,572
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,170,247
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,568,714
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	725,000	741,516
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,625,000	6,702,579
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	2,573,122
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	265,000	274,233

		$22,801,056
Industrial Revenue - Chemicals - 2.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$1,944,980
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	67,991
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,017,290
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	615,819
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,889,242

		$5,535,322
Industrial Revenue - Environmental Services - 1.5%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$690,983
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	750,000	792,705
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	419,474
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,848,578

		$3,751,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Metals - 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$745,000	$751,176

Industrial Revenue - Other - 5.5%
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030 (a)	$440,000	$301,299
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	13,387	752
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (d)	238,610	13,422
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,552,653
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,001,050
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	83,927
Illinois Finance Authority Rev. (Navistar International Corp.), 6.5%, 2040	1,065,000	1,072,412
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	364,477
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	693,637
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	536,883
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,331,608
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	608,136
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	2,008,540
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,259,850
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030 (a)	395,000	320,223
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,120,515

		$14,269,384
Industrial Revenue - Paper - 3.1%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$1,001,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$155,000	$144,680
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,801,894
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	526,995
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	834,012
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	501,865
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	448,366
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,129,880
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	559,110
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	1,870,000	42,636
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	15,960

		$8,006,498
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$221,856
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	146,445
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	225,000	222,095
Harris County-Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	885,000	728,682
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	369,599	4
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	431,385
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	221,755

		$1,972,222
Miscellaneous Revenue - Other - 3.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$215,000	$212,811
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	160,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$220,000	$191,173
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	110,000	82,552
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	627,463
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	233,548
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	510,000	361,524
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	155,000	127,241
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	705,000	659,168
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,072,201
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,520,000	1,520,030
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	459,359
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,875,000	1,868,119
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	948,353
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	175,000	175,294
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	84,416
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	140,364
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	145,000	120,043
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	733,702

		$9,778,174
Multi-Family Housing Revenue - 2.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$193,171
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,059,620
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	419,601
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	504,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	$1,095,000	$634,651
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	1,792,819	1,667,340
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	640,850
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	413,236

		$6,532,679
Port Revenue - 0.6%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$195,000	$184,402
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	343,534
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	468,394
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	528,198

		$1,524,528
Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,180,000	$1,090,650
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	534,894
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	100,000	93,272
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	376,618

		$2,095,434
Single Family Housing - Local - 0.5%
Corpus Christi, TX, Housing Finance Authority Rev., Capital Appreciation, “B”, 0%, 2011 (a)	$885,000	$5,124
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, NATL, 0%, 2016	1,075,000	619,254
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	115,000	121,494
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	25,000	19,314
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	140,000	143,734
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	70,000	73,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	$50,000	$50,705
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	175,000	179,898
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	80,000	82,134

		$1,295,217
Single Family Housing - State - 0.6%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$105,000	$109,959
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	95,000	101,967
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	40,000	40,978
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	160,000	167,376
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	110,000	113,449
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	70,000	72,638
Nebraska Investment Finance Authority Single Family Mortgage Rev., Capital Appreciation, 0%, 2015	425,000	296,323
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	15,000	15,099
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	700,000	683,809

		$1,601,598
Solid Waste Revenue - 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$225,000	$225,648
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,855,985
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	148,586

		$3,230,219
State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$191,252
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	820,035

		$1,011,287
State & Local Agencies - 0.3%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	$620,000	$594,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$260,000	$265,125

		$859,817
Student Loan Revenue - 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$624,111
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	880,000	898,066

		$1,522,177
Tax - Other - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$395,000	$406,435

Tax Assessment - 5.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$242,197
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	590,000	378,709
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	205,000	147,450
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	768,162
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	399,274
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	693,765
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	630,000	513,797
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	134,859
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	242,981
Fishhawk Community Development District, FL, 7.04%, 2014	75,000	73,266
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	442,590
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	660,000	402,620
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	305,000	186,401
Katy, TX, Development Authority Rev., “B”, 6%, 2018	420,000	393,956
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	170,000	81,600
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	76,897
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	325,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	$355,000	$247,999
Main Street Community Development District, FL, “A”, 6.8%, 2038	545,000	449,429
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	390,481
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	440,000	140,800
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	212,964
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	230,000	221,200
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	945,000	746,569
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	155,950
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	448,825
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	260,000	221,764
Parker Road Community Development District, FL, “A”, 5.6%, 2038	325,000	185,250
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	835,000	690,320
Paseo Community Development District, FL, “B”, 4.875%, 2010 (d)	390,000	117,000
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	208,934
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	175,000	127,750
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	639,112
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	712,813
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	675,909
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (d)	210,000	94,500
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	216,355
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	615,000	552,276

		$12,960,090
Tobacco - 7.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)(f)	$2,080,000	$2,164,926
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,905,000	2,209,834

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$2,740,000	$1,975,567
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,455,000	1,309,704
District of Columbia, Tobacco Settlement, 6.25%, 2024	840,000	841,470
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	699,422
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,144,200
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	841,078
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,560,000	2,462,106
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	3,270,000	222,000
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,290,456
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,305,000	1,276,381
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	615,000	641,242
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	16,950
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	1,915,000	1,183,068
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,280,000	793,165
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	2,115,000	171,675
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	1,560,000	71,245
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,075,000	1,087,492
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	130,000	130,915

		$20,532,896
Toll Roads - 2.7%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,193,021
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,425,000	1,427,950
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,511,426
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	2,780,000	2,158,086
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	785,000	802,984

		$7,093,467
Transportation - Special Tax - 1.2%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,083,512

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 14.9%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,034,090
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	500,898
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	319,107
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	340,108
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	474,820
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,706,850
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	551,507
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	934,646
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	883,995
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	293,556
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,513,225
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	98,161
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	915,000	904,734
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	20,412,800
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	590,426
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,381,166
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	831,077
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	650,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,161,010
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	1,260,000	1,234,258
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	97,791

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	$540,000	$519,080

		$38,434,105
Universities - Dormitories - 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$304,714
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	415,261
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	945,000	934,000
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	149,096
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	206,419

		$2,009,490
Universities - Secondary Schools - 3.2%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$495,000	$503,370
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,037,410
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	491,665
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	304,245
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	380,000	315,020
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	361,609
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	350,050
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	707,701
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	140,000	56,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	135,735
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,002,450
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	763,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 2035	$830,000	$833,013
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	381,090
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	225,153
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	919,250

		$8,387,239
Utilities - Cogeneration - 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$812,470
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	250,000	246,838

		$1,059,308
Utilities - Investor Owned - 5.7%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$500,000
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	263,384
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	490,365
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,281,691
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	1,710,041
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	177,570
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,529,295
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, AMBAC, 5.25%, 2026	390,000	390,062
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	532,019
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,536,105
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	804,336
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,007,240
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	409,384

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	$1,165,000	$1,221,002
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,316,604
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	540,000	540,886

		$14,709,984
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$230,362
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	473,514
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	500,800
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	269,869
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	466,963
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	50,063
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,560,337
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	475,061
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	498,056
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	76,870
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	534,111
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	849,451
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	425,903

		$6,411,360
Water & Sewer Utility Revenue - 0.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$798,871
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,273,267

		$2,072,138
Total Municipal Bonds (Identified Cost, $385,826,854)		$366,941,541

Money Market Funds (v) - 6.2%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	15,980,486	$15,980,486
Total Investments (Identified Cost, $401,807,340)		$382,922,027

Other Assets, Less Liabilities - (4.0)%		(10,403,989)
Preferred shares (issued by the fund) - (44.0)%		(113,750,000)
Net Assets applicable to common shares - 100.0%		$258,768,038

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,319,844, representing 2.4% of net assets applicable to common shares.

(p)	Primary inverse floater.

(q)	Interest received was less than stated coupon rate.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$640,850
% of net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/11

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Short)	USD	100	$12,237,500	June - 2011	$(241,756)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $385,826,854)	$366,941,541
Underlying affiliated funds, at cost and value	15,980,486
Total investments, at value (identified cost, $401,807,340)		$382,922,027
Receivables for
Investments sold	1,385,953
Interest	7,616,329
Other assets	27,007
Total assets		$391,951,316
Liabilities
Payables for
Distributions on common shares	$556
Distributions on preferred shares	3,842
Daily variation margin on open futures contracts	25,000
Investments purchased	2,920,925
Payable to the holder of the floating rate certificate from trust assets	16,252,000
Payable for interest expense and fees	47,330
Payable to affiliates
Investment adviser	25,359
Transfer agent and dividend disbursing costs	4,148
Payable for independent Trustees’ compensation	64,859
Accrued expenses and other liabilities	89,259
Total liabilities		$19,433,278
Preferred shares
Series T and Series TH auction preferred shares (4,550 shares issued and outstanding at $25,000 per share) at liquidation value		$113,750,000
Net assets applicable to common shares		$258,768,038
Net assets consist of
Paid-in capital – common shares	$315,476,377
Unrealized appreciation (depreciation) on investments	(19,127,069)
Accumulated net realized gain (loss) on investments	(41,568,421)
Undistributed net investment income	3,987,151
Net assets applicable to common shares		$258,768,038
Preferred shares, at liquidation value (4,550 shares issued and outstanding at $25,000 per share)		113,750,000
Net assets including preferred shares		$372,518,038
Common shares of beneficial interest outstanding		40,804,222
Net asset value per common share (net assets of $258,768,038 / 40,804,222 shares of beneficial interest outstanding)		$6.34

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$12,674,702
Dividends from underlying affiliated funds	6,973
Total investment income		$12,681,675
Expenses
Management fee	$1,528,644
Transfer agent and dividend disbursing costs	33,514
Administrative services fee	30,107
Independent Trustees’ compensation	23,664
Stock exchange fee	17,983
Preferred shares service fee	69,057
Custodian fee	22,501
Shareholder communications	23,309
Auditing fees	35,802
Legal fees	4,459
Interest expense and fees	45,501
Miscellaneous	58,606
Total expenses		$1,893,147
Fees paid indirectly	(60)
Reduction of expenses by investment adviser	(491)
Net expenses		$1,892,596
Net investment income		$10,789,079
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(3,934,262)
Futures contracts	1,162,263
Net realized gain (loss) on investments		$(2,771,999)
Change in unrealized appreciation (depreciation)
Investments	$(19,076,989)
Futures contracts	(577,695)
Net unrealized gain (loss) on investments		$(19,654,684)
Net realized and unrealized gain (loss) on investments		$(22,426,683)
Distributions declared to preferred shareholders		$(234,157)
Change in net assets from operations		$(11,871,761)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
Change in net assets
From operations
Net investment income	$10,789,079	$21,344,902
Net realized gain (loss) on investments	(2,771,999)	(7,898,322)
Net unrealized gain (loss) on investments	(19,654,684)	21,570,639
Distributions declared to preferred shareholders	(234,157)	(461,923)
Change in net assets from operations	$(11,871,761)	$34,555,296
Distributions declared to common shareholders
From net investment income	$(10,266,514)	$(20,447,493)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$695,792	$1,560,271
Total change in net assets	$(21,442,483)	$15,668,074
Net assets applicable to common shares
At beginning of period	280,210,521	264,542,447
At end of period (including undistributed net investment income of $3,987,151 and $3,698,743, respectively)	$258,768,038	$280,210,521

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
			2010	2009	2008	2007		2006

Net asset value, beginning of period	$6.89		$6.54	$5.71	$7.69	$8.06		$7.92
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.53	$0.53	$0.55	$0.57	(z)	$0.58
Net realized and unrealized gain (loss) on investments	(0.55)		0.33	0.81	(1.94)	(0.35	)(z)	0.17
Distributions declared to preferred shareholders	(0.01)		(0.01)	(0.02)	(0.13)	(0.13)		(0.12)
Total from investment operations	$(0.30)		$0.85	$1.32	$(1.52)	$0.09		$0.63
Less distributions declared to common shareholders
From net investment income, common shares	$(0.25)		$(0.50)	$(0.49)	$(0.46)	$(0.46)		$(0.49)
Net asset value, end of period	$6.34		$6.89	$6.54	$5.71	$7.69		$8.06
Common share market value, end of period	$6.36		$7.23	$6.44	$4.91	$7.31		$8.20
Total return at common market value (%) (p)	(8.49	)(n)	21.01	43.37	(28.13)	(5.48)		5.41
Total return at net asset value (%) (j)(r)(s)	(4.28	)(n)	13.56	25.19	(20.55)	1.17		8.24
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.47	(a)	1.43	1.66	1.57	1.47		1.45
Expenses after expense reductions (f)(p)	1.47	(a)	1.43	1.66	1.57	1.47		1.45
Net investment income (p)	8.36	(a)	7.87	9.39	7.82	7.23	(z)	7.30
Portfolio turnover	8		13	10	25	24		17
Net assets at end of period (000 omitted)	$258,768		$280,211	$264,542	$230,444	$309,690		$323,099

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
			2010	2009	2008	2007	2006

Supplemental Ratios (%):
Ratio of expenses to average net assets:
Applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.43	(a)	1.39	1.61	1.49	1.40	1.45
Including preferred shares and excluding interest expense and fees (f)(l)(p)	1.00	(a)	0.98	1.08	1.01	0.97	1.00
Preferred shares dividends (y)	0.18	(a)	0.17	0.40	1.81	1.63	1.46
Net investment income available to common shares	8.18	(a)	7.70	8.99	6.01	5.60	5.84
Senior Securities:
Total preferred shares outstanding	4,550		4,550	4,550	4,550	5,600	5,600
Asset coverage per preferred share (k)	$81,872		$86,585	$83,141	$75,647	$80,302	$82,696
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(x)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(y)	Ratio is based on average net assets applicable to common shares.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities during the year that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.49% to the net investment income ratio for the year ended October 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures

Notes to Financial Statements (unaudited) – continued

contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$366,941,541	$—	$366,941,541
Mutual Funds	15,980,486	—	—	15,980,486
Total Investments	$15,980,486	$366,941,541	$—	$382,922,027

Other Financial Instruments
Futures	$(241,756)	$—	$—	$(241,756)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Liability Derivatives
Interest Rate	Interest Rate Futures	$(241,756)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$1,162,263

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(577,695)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the

Notes to Financial Statements (unaudited) – continued

Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized. The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the

Notes to Financial Statements (unaudited) – continued

purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At April 30, 2011, the fund’s payable to the holder of the floating rate certificate from trust assets was $16,252,000 and the interest rate on these floating rate certificates issued by the trust was 0.18%. For the six months ended April 30, 2011, the average payable to the holder of the floating rate certificate from trust assets was $17,010,669 at a weighted average interest rate of 0.54%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended April 30, 2011, interest expense and fees in connection with self-deposited inverse floaters was $45,501. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$27,640
Tax-exempt income	20,881,776
Total distributions	$20,909,416

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$383,575,272
Gross appreciation	10,640,503
Gross depreciation	(27,545,748)
Net unrealized appreciation (depreciation)	$(16,905,245)

As of 10/31/10
Undistributed ordinary income	179,067
Undistributed tax-exempt income	3,846,021
Capital loss carryforwards	(40,534,100)
Other temporary differences	(326,345)
Net unrealized appreciation (depreciation)	2,265,293

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/11	$(10,944,821)
10/31/12	(1,858,513)
10/31/13	(9,679,589)
10/31/16	(3,401,503)
10/31/17	(6,820,113)
10/31/18	(7,829,561)
$(40,534,100)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average weekly net assets including the value of the auction preferred shares and 6.32% of gross income. Gross income is calculated based on tax rules that generally include

Notes to Financial Statements (unaudited) – continued

the amortization of premium and exclude the accretion of market discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets including the value of the auction preferred shares.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2011, these fees paid to MFSC amounted to $12,497.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets including the value of auction preferred shares. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets including the value of the auction preferred shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $3,119 and is included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $59,761 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for

Notes to Financial Statements (unaudited) – continued

the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,504 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $491, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $28,268,848 and $40,792,372, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2011, and the year ended October 31, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	109,255	$695,792	233,000	$1,560,271

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is

Notes to Financial Statements (unaudited) – continued

allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $1,409 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,387,149	43,569,409	(28,976,072)	15,980,486

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,973	$15,980,486

(8)	Auction Preferred Shares

The fund has 2,275 shares issued and outstanding of Auction Preferred Shares (APS), series T and 2,275 of APS, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended April 30, 2011, the APS

Notes to Financial Statements (unaudited) – continued

dividend rates ranged from 0.37% to 0.60% for series T and from 0.37% to 0.56% for series TH. For the six months ended April 30, 2011, the average dividend rate was 0.42% for series T and 0.41% for series TH. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2011, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2011. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2010, and the financial highlights for each of the five years in the period ended October 31, 2010, and in our report dated December 16, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFM

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/10-11/30/10	0	N/A	0	4,052,179
12/01/10-12/31/10	0	N/A	0	4,052,179
1/01/11-1/31/11	0	N/A	0	4,052,179
2/01/11-2/28/11	0	N/A	0	4,052,179
3/01/11-3/31/11	0	N/A	0	4,074,913
4/01/11-4/30/11	0	N/A	0	4,074,913

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 4,074,913.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.